CAPITAL STRUCTURE (Details Narrative) - USD ($)						1 Months Ended									3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 09, 2023	Apr. 03, 2023	Dec. 15, 2022	Jun. 07, 2022	May 02, 2022	Sep. 26, 2024	Dec. 29, 2023	Nov. 21, 2023	Jul. 20, 2023	Jan. 24, 2023	Dec. 19, 2022	Oct. 20, 2022	May 25, 2022	Feb. 28, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023	Jun. 30, 2023	Jun. 15, 2023	May 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized																						100,000,000	100
Preferred stock, shares outstanding																						0	0
Preferred stock, shares issued																						0	0
Preferred stock, shares authorized															100,000,000					100,000,000		100,000,000	100,000,000
Shares issued to raised additional equity funds, shares																				901,488
Shares issued to raised additional equity funds, value																				$ 648,893
Description of late filing of registration statement													the 1st anniversary (30 days following the event date) of the event, which, along with an additional lump sum amount of $2,000,000 agreed to be paid to the investors as additional damages, led to a total amount of $2,250,260 concerning liquidated damages related to the February Private Placement within the year ended December 31, 2022
Liquidated damages payable													$ 250,260
Deemed dividend													$ 8,189,515		$ 6,185,231			$ 0		$ 6,185,231		$ 0	$ 32,004,730
Conversion price description													from $75.00 to $15.54
Conversion price													$ 15.54
Issued shares of common stock upon the cashless exercise																							526,112
Cashless exercise warrants																							776,674
Issued shares of common stock upon the exercise																						2,437,063	3,608,667
Proceeds upon the exercise of warrants																						$ 3,533,741	$ 10,826,000
Convertible stock																							6,000
Conversion of stock in to common stock																						15,000	386,588
Conversion of stock value																						$ 0	$ 5,452,300
Common stock, shares issued															23,346,023					23,346,023		15,982,472	10,605,412
Common stock, shares purchased amount																				$ 0	$ 100,251	$ 100,452	$ 0
Common stock shares issued for services																							300
Common stock shares value															$ 23,346					23,346		15,983	$ 10,606
Stock-based compensation expense																				1,103,200	214,505	577,931	24,401
Gross proceeds from sale of stock																				$ 649,039	9,950,037	$ 10,000,017	$ 35,275,573
Common stock, price per share															$ 0.001					$ 0.001		$ 0.001	$ 0.001
Compensation expense for services																							$ 3,120
Common stock, shares outstanding															23,259,526					23,259,526		15,895,975	10,589,915
Series A preferred stock																						$ 5,452,300
Description of reverse split			the Company announced a reverse stock split with a ratio of 1-for-25 (one-for-twenty five) effective at the opening of the business day on Friday, December 16, 2022. The CUSIP number of the Company after the split will change to 221413-305. The reverse stock split was authorized at the Company’s Annual General Meeting (“AGM”) on December 2, 2022 and was approved by the Company’s Board of Directors on December 15, 2022
Issued shares of common stock, value															$ 158,061	$ 108,444	$ 108,297		$ 96,888
Common stock, shares issued						2,332,000	1,487,000								17,834,023					17,834,023		15,982,472
Common stock, shares authorized															300,000,000					300,000,000		300,000,000	300,000,000
Derivative liability																						$ 0	$ 54,293				$ 11,629	$ 45,665	$ 460,728
Gain on debt extinguishment															$ 0			706		$ 0	1,911,476	1,910,967	1,004,124
Stockholders' equity															$ 34,976,599	$ 32,119,574	$ 34,546,682	$ 44,195,740	$ 44,007,783	34,976,599	44,195,740	36,043,028	39,284,295		$ 43,669,058
Gross cash proceeds from warrants exercised																				$ 4,240,977	$ 0	$ 3,533,741	$ 10,826,000
Shares held in escrow						2,532,126
Dividend rate																						0.00%	0.00%
Common stock, shares outstanding															21,346,023					21,346,023		15,982,472
George Terzis [Member]
Common stock, shares issued																								51,485
Common stock shares value																								$ 52,000
Common stock, price per share																								$ 1.01
Cloudscreen [Member]
Common stock, shares issued	280,000
Fair value of shares	$ 319,200
Placement Agent [Member]
Fees and other commissions																				$ 19,467
Net proceeds																				$ 629,426
General And Administrative Expense [Member]
Common stock shares issued for services																							300
Issued shares of consultant for services, value																							$ 3,120
Warrant Exchange [Member]
Deemed dividend																						$ 7,642
Common stock, shares issued						2,332,000	1,487,000								2,332,000					2,332,000
Pre-funded warrants issued						4,874,126	2,437,063								2,332,000					2,332,000
Warrants exercise price							$ 1.45
Warrants newly granted							4,874,126															7,218,485
Gross cash proceeds from warrants exercised						$ 4,240,977	$ 3,533,741
Shares held in escrow						2,532,126	950,063
Term						5 years	5 years
Escrow fees															$ 372,109					$ 372,109
Issuance of Common Stock [Member]
Common stock shares issued for services								970,000													15,258	15,258
Common stock shares value								$ 77,448														$ 96,888			$ 138,667	$ 316,081
Common stock shares issued for acquisition																									46,377	99,710
Minimum [Member]
Volatility																							87.90%
Term																							1 year 3 months
Risk free interest rate																							1.46%
Minimum [Member] | Warrant Exchange [Member]
Warrants exercise price						$ 0.8701	$ 2.75
Maximum [Member]
Volatility																							157.20%
Term																							9 months
Risk free interest rate																							3.75%
Maximum [Member] | Warrant Exchange [Member]
Warrants exercise price						$ 1.45	$ 1.45
Warrant Inducement Letter [Member]
Common stock, shares issued							1,487,000
Pre-funded warrants issued						9,748,252	2,437,063
Gross cash proceeds from warrants exercised						$ 4,240,977	$ 3,533,741
Shares held in escrow							950,063
Term							5 years
Debt Conversions [Member]
Convertible stock					26,515
Conversion of stock in to common stock					1,574
Conversion of stock value					$ 38,144
Common stock, shares issued																											1,574
Conversion of Debt																							$ 1,190,000				$ 0
Extinguishment of debt																							$ 216,580
Fair value, per share																							$ 102.25
Derivative liability																											$ 11,629
Shares issued																							9,520
Capital contribution																							$ 973,420
Gain on debt extinguishment																							216,580
Increase in equity related to the conversion																							$ 1,190,000
Series A Preferred Stock [Member]
Preferred stock, shares outstanding																						0	0
Preferred stock, shares issued																						0	0
Preferred stock, shares authorized																						6,000,000	6,000,000
Deemed dividend																				$ 372,414		$ 372,414	$ 372,414
Description of convertible into Common Stock																				The Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share		Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share
Dividend rate, per year																							8.00%
Stockholders' equity																						$ 0
Preferred stock, Liquidation Preference															6,000,000					6,000,000		6,000,000	6,000,000
Series A Preferred Stock [Member] | Private Placement [Member]
Warrants exercise price														$ 82.50
Volatility														118.00%
Dividend rate														0.00%
Term														5 years 6 months
Discount rate before repricing														1.71%
Sales of shares														6,000
Warrants														80,000
Aggregate gross proceeds warrants														$ 6,000,000
Shares price, per share														$ 1,000
Fair value of common stock														$ 85.50
Warrants, Description														The Warrants were initially exercisable to purchase shares of common stock at $82.50 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants
Additional value of Warrants														2,000,000
Issuance of common stock [Member] | Equity Incentive Plan [Member]
Common stock shares value		$ 653,050
Common stock, shares issued to related party		185,000
Description of shares vested		1) 50% vesting on October 2, 2023, and 2) 50% vesting on October 2, 2024
Stock-based compensation expense																						$ 323,957
Unamortized stock-based compensation																						$ 329,093
Treasury Stocks One
Common stock, shares issued															86,497					86,497		86,497	15,497
Common stock, shares purchased																				0		71,000
Common stock, shares purchased amount																				$ 0		$ 100,452
Common stock, authorization to purchase										$ 3,000,000
Common stock shares value															$ 917,159					$ 917,159		$ 917,159	$ 816,707
November 21, 2022 [Member] | General And Administrative Expense [Member]
Common stock, shares issued to related party																						40,000
Issued shares of common stock, value																						$ 173,121
Issuance of Warrants [Member]
Deemed dividend				$ 8,480,379
Conversion price description				from $82.50 to $15.54
Warrants exercise price				$ 82.50									$ 82.50
Warrants grant				344,765									1,333
Stock based compensation													$ 24,101
Common stock fair value				$ 26.75									$ 26.75
Volatility				121.47%									107.30%
Dividend rate				0.00%									0.00%
Term				5 years 2 months 26 days									5 years 6 months 3 days
Discount rate				2.99%									2.71%
Outstanding warrants				80,000
Securities Purchase Agreement [Member]
Shares issued to raised additional equity funds, shares							125,294		2,116,936
Common stock, shares issued									1,401,163																		1,574
Pre-funded warrants issued									715,773
Warrants exercise price									$ 0.01
Warrants shares to purchase									1,935,484
Exercise price									$ 2.75
Warrants shares expired									1,935,484
Period of warrants expired									Jan. 01, 2029
Common stock and warrants sale unit price									$ 2.75
Gross proceeds from sale of stock									$ 5,250,000
Financing fees									443,000
Proceeds from other shares									$ 4,807,038
Fair value of shares	$ 319,200						$ 176,665
Provision for issued warrants									782,610
Deemed dividend									$ 15,385
Exercise price before repricing									$ 11.50
Exercise price after repricing									2.75
Common stock fair value									$ 1.89
Volatility									253.10%
Dividend rate									0.00%
Term									4 years 5 months 1 day
Volatility after repricing									234.70%
Discount rate before repricing									4.26%
Discount rate after repricing									4.03%
Term after repricing									5 years 6 months 3 days
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Warrants exercise price												$ 3.00
Preferred Stock, designated shares												2,500,000
Securities Purchase Agreement [Member] | Series B Preferred Stock
Warrants exercise price												$ 3.00
Preferred Stock, designated shares												2,500,000
Securities Purchase Agreement [Member] | Issuance of Warrants [Member]
Common stock, shares issued to related party												2,486,667
Warrants exercise price												$ 3.00
Issued shares of common stock, value												$ 7,500,000
Common stock fair value												$ 2.20
Volatility												135.05%
Dividend rate												0.00%
Warrants exercise price												$ 3.00
Warrants exercise term												7 years
Issued shares of warrants												5,000,000
Discount to common stock associated with warrants												$ 8,437,977
Issued shares of warrants, value												$ 5,000,000
Securities Purchase Agreement [Member] | Issuance of Warrants [Member] | Minimum [Member]
Volatility												129.02%
Term												2 years
Risk free interest rate												4.36%
Securities Purchase Agreement [Member] | Issuance of Warrants [Member] | Maximum [Member]
Volatility												135.05%
Term												7 years
Risk free interest rate												4.62%
Securities Purchase Agreement [Member] | Issuance of Warrants [Member] | October 20, 2022 [Member]
Deemed dividend												$ 1,067,876
Common stock fair value												$ 2.20
Dividend rate												0.00%
Description of warrants												The Company valued (a) the fair value of the 424,765 warrants immediately before exchange in the amount of $645,108, (b) the fair value of the warrants immediately after the exchange in the amount of $1,712,984, and (c) recorded the difference as a deemed dividend in the amount of $1,067,876
Cancelled warrants												424,765
Exchange for additional warrants with existing warrant holders												849,530
Warrants exercise price												$ 3.00
Warrants exercise term												7 years
Exercise price, pre-exchange												$ 15.54
Exercise price, pro-exchange												3.00
Securities Purchase Agreement [Member] | Issuance of Warrants [Member] | October 20, 2022 [Member] | Minimum [Member]
Warrants exercise price												$ 3.00
Volatility												131.90%
Term												4 years 10 months 13 days
Risk free interest rate												4.36%
Securities Purchase Agreement [Member] | Issuance of Warrants [Member] | October 20, 2022 [Member] | Maximum [Member]
Warrants exercise price												$ 15.54
Volatility												132.30%
Term												7 years
Risk free interest rate												4.45%
Securities Purchase Agreement [Member] | Issuance of Warrants [Member] | December 19, 2022 [Member]
Common stock, shares issued to related party											2,828,320
Warrants exercise price											$ 7.59
Common stock fair value											$ 11.50
Volatility											157.53%
Dividend rate											0.00%
Term											5 years
Risk free interest rate											3.70%
Cancelled warrants											260,870
Warrants exercise price											$ 11.50
Aggregate purchase price											$ 32,525,680
Issued shares of warrants											2,828,320
Discount to common stock associated with warrants											$ 17,778,260